Accounting Policies - Summary of Total Impact on IFRS 9 Financial Instruments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Assets
Trades receivables	R$ 1,588,192		R$ 1,322,420
Deferred tax	1,540,693		1,636,080
Equity
Retained earnings	R$ 4,083,974		R$ 3,182,098
Adjustment on initial application of IFRS 9 [member]
Assets
Trades receivables		R$ (10,932)
Investments in joint ventures		(1,340)
Deferred tax		3,584
Equity
Retained earnings		R$ 8,688